Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions		Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (6,845)		$ (6,611)	$ (6,079)	$ (5,487)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	[1]	247	$ 252	307
Credit related fair value adjustments		(30)	(32)	(87)
Carrying value		217	220	220
Carrying value net of related allowance		216	219	219
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (1)	$ (1)	$ (1)

[1]	Represents principal amount owed net of write-offs.